Income Taxes - Schedule of Components Included in Loss Before Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Canadian	$ (25,501,790)	$ (28,810,717)
Foreign	(240,895)	(118,866)
Loss before tax expense	$ (25,742,685)	$ (28,929,583)